FINANCE INCOME (EXPENSES) (Tables)	12 Months Ended
Dec. 31, 2022
FINANCE INCOME (EXPENSES)
Summary of Detailed Information About Financial Income Expense
	2022	2021	2020
FINANCE INCOME:
Interest on short-term investments	537,289	264,764	167,967
Gains on monetary and exchange rate variations (a)	2,643,894	1,785,259	1,752,503
Gains on swap and forward transactions (c)	1,977,465	1,814,450	2,532,487
Gains on swap and forward derivatives mark to market	33,569	20,929	12,314
Inflation adjustment reversal on provision for tax risks and tax liabilities	-	-	42,378
Hyperinflationary economy adjustment	139,503	82,202	39,292
Debt structuring revenue for acquisition of Avon	-	-	95,145
Other finance income	49,078	38,959	96,305
Subtotal	5,380,798	4,006,563	4,738,391

FINANCE EXPENSES:
Interest on financing (*)	(744,607)	(634,201)	(709,323)
Interest on leases	(200,246)	(210,669)	(229,544)
Losses from monetary and exchange rate variations	(2,551,486)	(2,075,306)	(2,671,372)
Losses on swap and forward transactions	(2,942,045)	(1,533,611)	(1,579,695)
Losses on swap and forward derivatives mark to market	(61,802)	(26,214)	(13,691)
Monetary adjustment of provision for tax, civil and labor risks and tax liabilities	(79,280)	(25,731)	(47,928)
Appropriation of funding costs (debentures and notes)	(18,096)	(27,228)	(11,082)
Interest on pension plan	(2,468)	(11,339)	(10,323)
Hyperinflationary economy adjustment	(327,115)	(108,730)	(20,625)
Debt structuring expenses for acquisition of Avon	-	-	(110,741)
Other finance expenses	(354,514)	(380,511)	(369,486)
Subtotal	(7,281,659)	(5,033,540)	(5,773,810)
Net finance income (expenses), net	(1,900,861)	(1,026,977)	(1,035,419)

Summary of net of financial expense based on the nature of the related transactions

The breakdown set forth below is intended to provide a summarized view of the net of financial expense based on the nature of the related transactions.

	2022	2021	2020
Finance expenses (debt interest)	(744,607)	(634,201)	(709,323)
Financial short-term investments and others income	537,289	264,764	167,967
Exchange variations on financial activities, net	394,389	(252,190)	(950,369)
Gains (losses) with derivatives on exchange rate variations on financial activities, net	(383,178)	257,964	940,308
Gains (losses) on derivatives on interest payments and other financial activities, net	(609,635)	17,590	28,971
Monetary adjustment of provision for tax, civil and labor risks and tax liabilities	(79,280)	(25,731)	(5,550)
Leases expenses	(200,246)	(210,669)	(229,544)
Hyperinflationary economy adjustment	(187,612)	(26,528)	18,667
Other finance expenses	(326,000)	(380,119)	(310,182)
Other gains (losses) from exchange rate variation on operating activities	(301,981)	(37,857)	13,636
Net finance income (expenses), net	(1,900,861)	(1,026,977)	(1,035,419)